Income Tax - Summary of Reconciliation to the Earnings Loss Per Income Statement (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Loss on ordinary activities before income tax	£ (37,306,120)	£ (46,951,138)	£ (33,721,551)
Loss on ordinary activities before tax at the U.K.'s statutory income tax rate of 19% (2017: 19.25%)	7,088,163	9,038,094	6,744,310
Expenses not deductible for tax purposes (permanent differences)	(1,069,606)	(14,316)	(15,116)
Temporary timing differences	(276,881)	(711,677)	(1,300,044)
R&D relief uplift	2,270,777	3,447,474	2,134,107
Losses (unrecognized)	(2,803,796)	(3,784,801)	(2,231,986)
Deferred income from MBG loan guarantee costs	68,723	177,310
Tax credit for the year	£ 5,277,380	£ 8,152,084	£ 5,331,271